Share capital - Share Premium (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Share capital
Share premium	$ 345,942,255		$ 343,435,529
Costs attributable to the issuance of shares in connection with the business combination		$ (8,467,766)
Fair value of shares earnouts	345,942,255	$ 75,550,455
If Restructuring Took Effect Retroactively During The Year [Member]
Share capital
Share premium	429,960,476
Costs attributable to the issuance of shares in connection with the business combination	(8,467,766)
Fair value of shares earnouts	(75,550,455)
Issuance of shares to Swvl Inc. shareholders | If Restructuring Took Effect Retroactively During The Year [Member]
Share capital
Share premium	91,379,914
Conversion of convertible notes | If Restructuring Took Effect Retroactively During The Year [Member]
Share capital
Share premium	145,952,505
Issuance of shares to PIPE investors | If Restructuring Took Effect Retroactively During The Year [Member]
Share capital
Share premium	39,663,603
Recapitalization costs | If Restructuring Took Effect Retroactively During The Year [Member]
Share capital
Share premium	121,077,329
Other shares issued during the year | If Restructuring Took Effect Retroactively During The Year [Member]
Share capital
Share premium	$ 31,887,125